Convertible Preferred Stock - Summary of Preferred Stock Activity (Detail) - shares		12 Months Ended
	May. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Conversion of preferred stock	1,691,884	1,691,884
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		31,407	31,407
Issuance of temporary equity		0	0
Automatic conversion to common stock		(31,407)
Ending balance		0	31,407
Conversion of preferred stock			0
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		467,814	467,814
Issuance of temporary equity		0	0
Automatic conversion to common stock		(467,814)
Ending balance		0	467,814
Conversion of preferred stock			0
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		2,770,633	2,770,633
Issuance of temporary equity		0	0
Automatic conversion to common stock		(2,770,633)
Ending balance		0	2,770,633
Conversion of preferred stock			0
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		0	0
Issuance of temporary equity		0	0
Automatic conversion to common stock		0
Ending balance		0	0
Conversion of preferred stock			0
Series C-2 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		2,347,826	2,347,826
Issuance of temporary equity		0	0
Automatic conversion to common stock		(2,347,826)
Ending balance		0	2,347,826
Conversion of preferred stock			0
Series D-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		6,054,255	0
Issuance of temporary equity		0	0
Automatic conversion to common stock		(6,054,255)
Ending balance		0	6,054,255
Conversion of preferred stock			6,054,255
Series D-2 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		5,742,697	0
Issuance of temporary equity		388,641	1,785,712
Automatic conversion to common stock		(6,131,338)
Ending balance		0	5,742,697
Conversion of preferred stock			3,956,985